Summary of Significant Accounting Policies - Common Stock Warrants (Details) - $ / shares	Dec. 31, 2021	Dec. 02, 2020
Class of Warrant or Right [Line Items]
Exercise price of warrants (in usd per share)	$ 11.50
Warrants, cash redemption, tender offer percent of outstanding shares threshold	50.00%
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	8,625,000	34,500,000
Exercise price of warrants (in usd per share)	$ 11.50	$ 11.50
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	4,450,000
Exercise price of warrants (in usd per share)	$ 11.50